                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       9/30/2004
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:            Atrium GEM Partners, LLC
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   Address:         900 N. Michigan Avenue
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                    Suite 1450
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                    Chicago, IL 60611
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Form 13F File Number: 28-10865
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael A. Elrad                   Barry A. Malkin                    Norm S. Geller
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Title:               V.P.                               V.P.                              V.P.
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Phone:           312-915-2864                       312-915-2877                      312-915-3577
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Signature, Place, and Date of Signing:

         /s/ Michael A. Elrad         Chicago, Illinois     11/  /2004
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           [Signature]                  [City, State]        [Date]

          /s/ Barry A. Malkin         Chicago, Illinois     11/  /2004
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           [Signature]                  [City, State]        [Date]

          /s/ Norm S. Geller          Chicago, Illinois     11/  /2004
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-10863                    GEM VALUE PARTNERS, L.L.C.
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    [Repeat as necessary.]